Total
YieldX Diversified Income ETF
YIELDX DIVERSIFIED INCOME ETF
Investment Objective:
The investment objective of the YieldX Diversified Income ETF (the “Fund”) is to provide investors with current income.
Fees and Expenses:

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). This table and the Example below do not include the brokerage commissions that investors may pay on their purchases and sales of Fund Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	YieldX Diversified Income ETF YieldX Diversified Income ETF Shares
Management Fees	0.65%
Distribution (12b-1) Fees	none
Other Expenses	none
Acquired Fund Fees and Expenses	0.80%	[1]
Total Annual Fund Operating Expenses	1.45%
Fee Waiver and/or Expense Reimbursement	(0.20%)	[2]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	1.25%	[2]
[1]	“Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
[2]	The Fund’s investment adviser, Red Gate Advisers, LLC (the “Adviser”) has contractually agreed to pay, waive or absorb a portion of the Fund’s expenses through the end of December 31, 2022, or such later date as may be determined by the Fund and the Adviser, to the extent necessary to limit operating expenses (excluding brokerage commissions, taxes, interest expense, acquired fund fees and expenses, and any extraordinary expenses) to an amount not to exceed 0.45% annually of average daily net assets of the Fund. If the excluded expenses are incurred, operating expenses may be higher than 0.45%. The Adviser may recover from the Fund fees and expenses previously paid, waived or absorbed for a period of three years after such fees or expenses were incurred, provided that the repayments do not cause operating expenses (excluding brokerage commissions, taxes, interest expense, acquired fund fees and expenses, and any extraordinary expenses) to exceed 0.45% annually of the Fund’s average daily net assets or, if less, the expense limitation that was in place at the time the fees or expenses were paid, waived or absorbed. The expense limitation agreement will terminate automatically if the Adviser is no longer serving as investment adviser to the Fund, but otherwise it can be terminated only by the Board of Directors of The RBB Fund, Inc. (the "Board").

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that: (1) your investment has a 5% return each year, and (2) the Fund’s operating expenses remain the same (taking into account the contractual expense limitation in effect through December 31, 2022). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
YieldX Diversified Income ETF | YieldX Diversified Income ETF Shares | USD ($)	127	439

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund does not have any portfolio turnover information as the Fund had not commenced operations prior to the date of this Prospectus.

Principal Investment Strategies:

The Fund invests generally in a diversified portfolio of securities of unaffiliated exchange-traded funds (“ETFs” or “Underlying Funds”). Underlying Funds will invest in income producing securities, including money market funds, corporate securities and municipal debt of any rating. To a limited extent, the Fund may also invest in direct investments.

Under normal market conditions, YieldX Advisers, LLC (the “Sub-Adviser”) seeks to manage the Fund to a net 3-5% SEC yield or distribution yield. The Sub-Adviser maintains a large database of eligible securities and their associated yields and expected risk profiles that is updated daily. If the yield of the portfolio falls below the target range, the Sub-Adviser may sell those Underlying Funds and capture the gain, if applicable, and reallocate to Underlying Funds that meet the target range. If yields go above the target range, the Sub-Adviser will assess the risk profile of the portfolio and may decide to sell those Underlying Funds and reallocate to other Underlying Funds to meet the target range with a lower risk profile. When determining whether to sell or hold Underlying Funds that have fallen outside the target yield range, the Sub-Adviser will consider the market and security-specific environment that led to the shift in yield, the relative risk-adjusted attractiveness of other Underlying Funds that could potentially replace the existing Underlying Funds in the portfolio and the tax implications of the transaction. There is no guarantee that the Fund will achieve its yield target at any given point in time. The Sub-Adviser may elect to maintain a lower yield profile for a period of time if it determines that current short-term market conditions are not advantageous to maintaining the Fund’s stated yield target.

Under normal market conditions, the Fund will invest primarily in Underlying Funds focusing on the following types of securities, including but not limited to:

●	Investment-grade and high-yield corporate bonds;
●	Asset-backed and mortgage-back securities;
●	Emerging markets securities;
●	United States government securities;
●	Sovereign debt; and
●	Preferred securities.

The Underlying Funds may invest in securities that have not been registered under the Securities Act of 1933, but that may be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933 (“Rule 144A Securities”).

Restricted securities, including Rule 144A Securities, are securities that have not been publicly issued and legally can be resold only to qualified buyers. Rule 144A Securities will not be considered illiquid if the Underlying Fund determines that an adequate trading market exists for the securities.

The Fund may invest up to 15% of its net assets in securities that are deemed to be illiquid, which may include private placements, certain Rule 144A securities (which are subject to resale restrictions), and securities of issuers that are bankrupt or in default. The Fund may actively and frequently trade the Fund’s holdings.

The Fund has no investment policy or restrictions regarding the duration or maturity of the securities it invests in or its portfolio in the aggregate.

Principal Investment Risks:

The value of your investment in this Fund will change daily. You could lose money by investing in the Fund, and there can be no assurance that the Fund will achieve its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Different risks may be more significant at different times depending on market conditions or other factors. The Fund’s principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Different risks may be more significant at different times depending on market conditions or other factors.

Active Management Risk – The Fund is subject to management risk as an actively-managed investment portfolio. The investment sub-adviser’s investment approach may fail to produce the intended results.

Authorized Participants, Market Makers and Liquidity Providers Concentration Risk – Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of financial institutions that are institutional investors and may act as authorized participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund Shares may trade at a material discount to NAV and possibly face trading halts or delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. In periods of market volatility, APs, market makers and/or liquidity providers may be less willing to transact in Fund Shares.

Call Risk – If, during periods of falling interest rates, an issuer calls higher-yielding debt instruments held by an Underlying Fund, such Underlying Fund may have to reinvest in securities with lower yields or less favorable credit characteristics, which may adversely impact the Underlying Fund’s, and therefore the Fund’s, performance.

Corporate Bonds Risk – The investment return of corporate bonds reflects interest earned on the security and changes in the market value of the security. The market value of a corporate bond may be affected by changes in the market rate of interest, the credit rating of the corporation, the corporation’s performance and perceptions of the corporation in the market place. There is a risk that the issuers of the securities may not be able to meet their obligations on interest or principal payments at the time called for by an instrument, or negative perceptions of the issuer’s ability to make such payments may cause the price of that security to decline.

Credit Risk – Credit risk is the risk that an issuer or other obligated party of a debt security may be unable or unwilling to make interest and principal payments when due and the related risk that the value of a debt security may decline because of concerns about the issuer’s ability or willingness to make such payments.

Credit Spread Risk – Credit spread risk is the risk that credit spreads (i.e., the difference in yield between securities that is due to differences in their credit quality) may increase when the market believes that bonds generally have a greater risk of default. Increasing credit spreads may reduce the market values of the Fund’s debt securities. Credit spreads often increase more for lower rated and unrated securities than for investment grade securities. In addition, when credit spreads increase, reductions in market value will generally be greater for longer-maturity securities.

Cyber Security Risk – Cyber security risk is the risk of an unauthorized breach and access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the investment adviser or sub-advisers, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent Fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The Fund and its investment adviser and sub-advisers have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact and cause financial losses to the Fund or its shareholders.

Early Close/Trading Halt Risk – An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in an Underlying Fund being unable to buy or sell certain securities or financial instruments or in the Fund being unable to buy or sell certain Underlying Funds or other investments. In such circumstances, an Underlying Fund and/or the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, and/or may incur substantial losses and may limit or stop purchases.

Emerging Markets Risk – Investment in emerging market securities involves greater risk than that associated with investment in foreign securities of developed foreign countries. These risks include volatile currency exchange rates, periods of high inflation, increased risk of default, greater social, economic and political uncertainty and instability, less governmental supervision and regulation of securities markets, weaker auditing and financial reporting standards, lack of liquidity in the markets, and the significantly smaller market capitalizations of emerging market issuers.

Foreign Securities Risk – Underlying Funds that invest in foreign securities are subject to special risks, including, but not limited to, currency exchange rate volatility, political, social or economic instability, and differences in taxation, auditing and other financial practices. Investments in emerging market securities by Underlying Funds are subject to higher risks than those in developed countries because there is greater uncertainty in less established markets and economies.

High Yield Securities Risk – High yield securities, which are rated below investment grade and commonly referred to as “junk” bonds, are high risk investments that may cause income and principal losses for the Fund. They generally have greater credit risk, are less liquid and have more volatile prices than investment grade securities.

Illiquid Securities Risk – Investing in illiquid securities is subject to certain risks, such as limitations on resale and uncertainty in determining valuation. Limitations on resale may adversely affect the marketability of portfolio securities and the Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. The Fund might, in order to dispose of restricted securities, have to register securities resulting in additional expense and delay. Adverse market conditions could impede such a public offering of such securities.

Income Risk – The Fund’s income could decline during periods of falling interest rates or when an Underlying Fund experiences defaults on debt securities it holds.

Interest Rate Risk – Interest rate risk is the risk that the value of the Underlying Funds’ portfolios, and therefore the Fund’s, will decline because of rising interest rates. The Fund may be subject to a greater risk of rising interest rates than would normally be the case due to the possibility that the current period of relatively low rates may be ending. The effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives is unknown. Duration is a measure of a security’s price sensitivity to changes in interest rates. The duration of a debt security is the weighted average term to maturity, expressed in years, of the present value of all future cash flows, including coupon payments and principal repayments. When interest rates change, the values of longer-duration debt securities usually change more than the values of shorter-duration debt securities. Rising interest rates also may lengthen the duration of debt securities with call features, since exercise of the call becomes less likely as interest rates rise, which in turn will make the securities more sensitive to changes in interest rates and result in even steeper price declines in the event of further interest rate increases. For example, if a bond has an effective duration of three years, a 1% increase in general interest rates would be expected to cause the bond’s value to decline about 3% while a 1% decrease in general interest rates would be expected to cause the bond’s value to increase 3%.

Liquidity Risk – Dealer inventories of bonds and other fixed income securities, which provide an indication of the ability of financial intermediaries to “make markets” in those securities, are at or near historic lows in relation to market size. This reduction in market making capacity has the potential to decrease liquidity and increase price volatility in the fixed income markets in which the Underlying Funds invest, particularly during periods of economic or market stress. In addition, recent federal banking regulations may cause certain dealers to reduce their inventories of bonds and other fixed income securities, which may further decrease the Underlying Funds’ ability to buy or sell such securities. As a result of this decreased liquidity, the Underlying Funds may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on performance. If the Underlying Fund needed to sell large blocks of securities to meet shareholder redemption requests or to raise cash, those sales could further reduce the securities’ prices and hurt performance of the Underlying Fund, and therefore the Fund.

Market Risk – The value of the Fund’s holdings and investment return will fluctuate based upon changes in the value of its investments. The market value of the Fund’s holdings is based upon the market’s perception of value and is not necessarily an objective measure of an investment’s value. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors, including the impact of the coronavirus (COVID-19) global pandemic, which has resulted in a public health crisis, business interruptions, growth concerns in the U.S. and overseas, rising unemployment claims, changed travel and social behaviors and reduced consumer spending. Uncertainties regarding interest rates, political events, rising government debt in the U.S. and trade tensions have also contributed to market volatility.

Mortgage- and Asset-Backed Securities Risk – Mortgage-related and asset-backed securities, including certain agency obligations, collateralized loan obligations and collateralized debt obligations, are subject to certain other risks. The value of these securities will be influenced by the factors affecting the housing market or the other assets underlying such securities. As a result, during periods of declining asset values, difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become dramatically less liquid. These securities are also subject to prepayment and call risk. In periods of declining interest rates, the Underlying Funds may be subject to contraction risk which is the risk that borrowers will increase the rate at which they prepay the maturity value of mortgages and other obligations. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. In periods of rising interest rates, the Underlying Funds may be subject to extension risk which is the risk that the expected maturity of an obligation will lengthen in duration due to a decrease in prepayments. As a result, in certain interest rate environments, the Underlying Funds, and therefore the Fund, may exhibit additional volatility.

New Fund Risk – The Fund is a recently organized, diversified management investment company with no operating history. As a result, prospective investors have a limited track record on which to base their investment decision. In addition, there can be no assurance that the Fund will grow to, or maintain, an economically viable size, in which case the Board of the Company may determine to liquidate the Fund.

New Investment Adviser and New Investment Sub-Adviser Risk – The Adviser and Sub-Adviser each are newly formed with no operating history. There is no guarantee that the Adviser or the Sub-Adviser will be able to produce satisfactory returns for the Fund or preserve the Fund’s assets. Furthermore, the technology that the Sub-Adviser uses to manage the Fund’s portfolio has no operating history and has no history of performance.

Other Investment Companies Risk – The Fund will invest in shares of mutual funds or unit investment trusts that are traded on a stock exchange, called exchange-traded funds (“ETFs”). Investments in ETFs are subject to the risks of the securities in which those investment companies invest. Your cost of investing in the Fund, as a fund of funds, may be higher than the cost of investing in a fund that only invests directly in individual securities. Fund shareholders will indirectly pay a portion of the operating costs of the Underlying Funds in addition to the expenses of the Fund’s own operation. These costs include management, brokerage, shareholder servicing and other operational expenses. Unlike shares of typical mutual funds or unit investment trusts, shares of ETFs are designed to be traded throughout the trading day, bought and sold based on market prices rather than net asset value. An investment in an ETF generally presents the following risks: (i) the same primary risks as an investment in a conventional mutual fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies; (ii) the risk that an ETF may fail to accurately track the market segment or index that underlies its investment objective; (iii) price fluctuation, resulting in a loss to the Fund; (iv) the risk that an ETF may trade at a discount to its net asset value; (v) the risk that an active market for an ETF’s shares may not develop or be maintained; and (vi) the risk that an ETF may no longer meet the listing requirements of any applicable exchanges on which that ETF is listed.

Portfolio Turnover Risk. The Fund will not consider portfolio turnover rate a limiting factor in making investment decisions consistent with the Fund’s investment objective and policies. Therefore, it is possible that the Fund may experience high rates of portfolio turnover. High portfolio turnover will cause the Fund to incur higher brokerage commissions and transaction costs, which could lower the Fund’s performance. In addition to lower performance, high portfolio turnover could result in taxable capital gains. A portfolio turnover rate of 100% is considered to be high.

Preferred Securities Risk – Preferred securities are contractual obligations that entail rights to distributions declared by the issuer, but the issuer may be permitted to defer or suspend distributions for a certain period of time. Preferred securities may pay fixed or adjustable rates of return. Preferred securities generally are subordinated to bonds and other debt instruments in a company’s capital structure and therefore will be subject to greater credit risk than those debt instruments. Furthermore, a company’s preferred securities generally pay dividends only after the company makes required payments to holders of its bonds and other debt. In addition, preferred securities are subject to other risks, such as having no or limited voting rights, being subject to special redemption rights, having distributions deferred or skipped, having floating interest rates or dividends, which may result in a decline in value in a falling interest rate environment, having limited liquidity, changing or unfavorable tax treatments and possibly being issued by companies in heavily regulated industries.

Prepayment Risk – Prepayment risk is the risk that the issuer of a debt security will repay principal prior to the scheduled maturity date. Debt securities allowing prepayment may offer less potential for gains during a period of declining interest rates, as Underlying Funds may be required to reinvest the proceeds of any prepayment at lower interest rates. These factors may impact the value of the Underlying Funds’ portfolio, and therefore the Fund’s.

Private Securities Risk – The Underlying Funds may invest in privately issued securities of both public and private companies (“private securities”). Private securities have additional risk considerations than investments in comparable public investments. Whenever an Underlying Fund invests in companies that do not publicly report financial and other material information, it, and therefore the Fund, assumes a greater degree of investment risk. Certain private securities may be illiquid. Because there is often no readily available trading market for private securities, an Underlying Fund may not be able to readily dispose of such investments at prices that approximate those at which the Underlying Fund could sell them if they were more widely traded. Private securities are also more difficult to value. Private securities that are debt securities generally are of below investment grade quality, frequently are unrated and present many of the same risks as investing in below investment grade public debt securities.

Rule 144A Securities Risk – The market for Rule 144A securities typically is less active than the market for publicly-traded securities. Rule 144A securities carry the risk that their liquidity may become impaired and the Fund may be unable to dispose of the securities promptly or at reasonable prices.

Secondary Market Trading Risk – Although Shares are listed on a national securities exchange, NYSE Arca, Inc. (“Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted.

Shares May Trade at Prices Other Than NAV – As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.

Sovereign Debt Risk – Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt. This may be due to, for example, cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies.

Unrated Security Risk – Unrated securities determined by an Underlying Fund’s adviser to be of comparable quality to rated securities which the Underlying Fund may purchase may pay a higher interest rate than such rated securities and be subject to a greater risk of illiquidity or price changes. Less public information is typically available about unrated securities or issuers than rated securities or issuers.

U.S. Government Securities Risk – U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued or guaranteed by U.S. government agencies and instrumentalities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S. government will provide financial support to its agencies and instrumentalities if it is not obligated by law to do so.

Valuation Risk – The debt securities in which the Underlying Funds invest typically are valued by a pricing service utilizing a range of market-based inputs and assumptions, including readily available market quotations obtained from broker-dealers making markets in such instruments, cash flows and transactions for comparable instruments. There is no assurance that the Underlying Funds will be able to sell a portfolio security at the price established by the pricing service, which could result in a loss to the Underlying Funds, and therefore the Fund. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size, but some trades may occur in smaller, “odd lot” sizes, often at lower prices than institutional round lot trades. Different pricing services may incorporate different assumptions and inputs into their valuation methodologies, potentially resulting in different values for the same securities. As a result, if an Underlying Fund were to change pricing services, or if an Underlying Fund’s pricing service were to change its valuation methodology, there could be a material impact, either positive or negative, on the Underlying Fund’s, and therefore the Fund’s, net asset value.

Performance Information:

Performance information for the Fund is not included because the Fund did not commence operations prior to the date of this Prospectus. In the future, performance information for the Fund will be presented in this section. Updated performance information will be available by calling the Fund toll free at 1-800-617-0004.